LOANS, FINANCING AND DEBENTURES - Breakdown by currency (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
LOANS, FINANCING AND DEBENTURES
Borrowings	R$ 68,476,998	R$ 72,899,882	R$ 63,684,326
Brazilian Reais
LOANS, FINANCING AND DEBENTURES
Borrowings	13,263,371	14,727,803
USD
LOANS, FINANCING AND DEBENTURES
Borrowings	55,187,953	58,145,087
Currency basket
LOANS, FINANCING AND DEBENTURES
Borrowings	R$ 25,674	R$ 26,992